Income Taxes - Schedule of Reconciliation of the Statutory Income Tax Rate (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Statutory Income Tax Rate [Abstract]
Net income (loss) before taxes		$ (597,595)	$ (315,503)	$ 672,866
Multiplied by the statutory income tax rates		26.39%	26.39%	26.40%
Statutory income tax rate		$ (157,705)	$ (83,261)	$ 177,637
Income tax recorded at rates different from the Canadian tax rate		(5,145)	(12,266)	(11,518)
Permanent differences	[1]	57,998	6,361	(71,741)
Effect on deferred tax balances due to changes in income tax rates			(86)	(407)
Effect of temporary differences not recognized as deferred tax assets		25,596	77,948	(4,661)
Foreign taxes		(167)	8,866
Taxes related to prior periods		(1,339)	6	(2,152)
Excess tax-benefits on share-based payments recognized directly in equity		6,046
Impact of foreign exchange		7,211	(10,883)	2,436
Other		127	278	2
Tax expense (recovery)		$ (67,378)	$ (13,037)	$ 89,596
Effective income tax rate		11.27%	4.13%	13.32%

[1]	Prior period reflects the IASB issued amendments to IAS 12.